STATEMENT OF OPERATIONS	Dec. 31, 2023 USD ($) $ / shares shares
Previously Reported
General and administrative expenses	$ 5,000
Loss from operations	(5,000)
Net income (loss)	$ (5,000)
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders - basic (in shares) | shares	1
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders - diluted (in shares) | shares	1
Net loss per share attributable to common stockholders - basic (in dollars per share) | $ / shares	$ (5,000)
Net loss per share attributable to common stockholders - diluted (in dollars per share) | $ / shares	$ (5,000)